Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	4 Months Ended	6 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Jan. 31, 2019	Feb. 28, 2019	Apr. 30, 2019	Jun. 30, 2019	Aug. 31, 2019	Oct. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Letters of guarantee and letters of credit							$ 10	$ 1,577
Cash consideration for purchase of vessel					$ 14,735
Other long term assets							$ 49,071	23,736
Navios Galaxy II
Date of charter-in agreement							Dec. 31, 2017
Duration of bareboat contract							10 years
Vessel capacity in DWT							81,789 dwt
Contractual Obligation							$ 5,410
Cash consideration for purchase of vessel			$ 2,705						$ 2,705
Other long term assets							$ 6,169
Date of delivery							Mar. 30, 2020
Navios Herakles I
Duration of bareboat contract							10 years
Vessel capacity in DWT							82,036 dwt
Date of delivery							Aug. 28, 2019
Navios Uranus
Duration of bareboat contract							10 years
Vessel capacity in DWT							81,516 dwt
Date of delivery							Nov. 28, 2019
Navios Herakles I and Navios Uranus
Date of charter-in agreement							Jan. 31, 2018
Contractual Obligation							$ 11,140
Cash consideration for purchase of vessel	$ 2,800							8,340
Other long term assets							$ 14,070
Navios Felicity I
Date of charter-in agreement							Apr. 30, 2018
Duration of bareboat contract							10 years
Vessel capacity in DWT							81,946 dwt
Contractual Obligation							$ 5,590
Cash consideration for purchase of vessel		$ 2,795						$ 2,795
Other long term assets							$ 6,601
Date of delivery							Jan. 17, 2020
Navios Magellan II
Date of charter-in agreement							Oct. 31, 2018
Duration of bareboat contract							10 years
Vessel capacity in DWT							81,000 dwt
Date of expected delivery							Q2 2020
Contractual Obligation							$ 5,820
Cash consideration for purchase of vessel				$ 2,910		$ 2,910
Other long term assets							6,534
Navios Logistics | Vitol S.A.
Guarantee and indemnity letter							$ 12,000
Guarantees							Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2021.
Navios Logistics | Edolmix S.A. and Energias Renovables del Sur S.A.
Description of guarantee							On July 22, 2016, Navios Logistics guaranteed the compliance of certain obligations related to Edolmix S.A. and Energías Renovables del Sur S.A. (entities wholly owned by Navios Logistics) under their respective direct user agreements with the Free Zone of Nueva Palmira, for the amounts of $847 and $519, respectively.
Navios Logistics | Edolmix S.A.
Guarantee and indemnity letter							$ 847
Navios Logistics | Energias Renovables del Sur S.A.
Guarantee and indemnity letter							$ 519